Quarterly Report
September 30, 2020
MFS®  Value Series
MFS® Variable Insurance Trust
VLU-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 6.6%
Honeywell International, Inc.	343,371	$56,522,300
Lockheed Martin Corp.	68,132	26,113,633
Northrop Grumman Corp.	158,620	50,043,024
Raytheon Technologies Corp.	233,554	13,438,697
		$146,117,654
Alcoholic Beverages – 1.4%
Diageo PLC	897,788	$30,756,599
Automotive – 0.3%
Aptiv PLC	65,629	$6,016,867
Brokerage & Asset Managers – 3.3%
BlackRock, Inc.	49,595	$27,949,262
NASDAQ, Inc.	270,415	33,182,625
T. Rowe Price Group, Inc.	98,564	12,637,876
		$73,769,763
Business Services – 6.5%
Accenture PLC, “A”	254,957	$57,617,732
Equifax, Inc.	123,621	19,396,135
Fidelity National Information Services, Inc.	230,334	33,907,468
Fiserv, Inc. (a)	316,636	32,629,340
		$143,550,675
Cable TV – 3.3%
Comcast Corp., “A”	1,589,988	$73,552,845
Chemicals – 1.7%
PPG Industries, Inc.	308,879	$37,707,948
Construction – 3.9%
Masco Corp.	368,140	$20,295,558
Otis Worldwide Corp.	116,776	7,289,158
Sherwin-Williams Co.	46,735	32,562,144
Stanley Black & Decker, Inc.	166,910	27,072,802
		$87,219,662
Consumer Products – 1.7%
Colgate-Palmolive Co.	65,296	$5,037,586
Kimberly-Clark Corp.	134,186	19,813,905
Reckitt Benckiser Group PLC	125,666	12,258,769
		$37,110,260
Electrical Equipment – 1.1%
Johnson Controls International PLC	583,584	$23,839,406
Electronics – 5.1%
Analog Devices, Inc.	130,450	$15,228,733
Intel Corp.	414,437	21,459,548
NXP Semiconductors N.V.	162,654	20,300,846
Texas Instruments, Inc.	391,234	55,864,303
		$112,853,430

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 1.2%
ConocoPhillips	393,409	$12,919,552
EOG Resources, Inc.	208,132	7,480,264
Pioneer Natural Resources Co.	75,177	6,464,470
		$26,864,286
Energy - Integrated – 0.8%
Chevron Corp.	153,741	$11,069,352
Suncor Energy, Inc.	607,252	7,415,356
		$18,484,708
Food & Beverages – 4.0%
Archer Daniels Midland Co.	295,032	$13,716,038
Danone S.A.	127,777	8,272,625
J.M. Smucker Co.	56,810	6,562,691
Nestle S.A.	372,468	44,216,547
PepsiCo, Inc.	120,951	16,763,809
		$89,531,710
Gaming & Lodging – 0.3%
Marriott International, Inc., “A”	73,064	$6,764,265
Health Maintenance Organizations – 2.0%
Cigna Corp.	263,601	$44,656,645
Insurance – 8.0%
AON PLC	272,090	$56,132,167
Chubb Ltd.	345,855	40,160,683
Marsh & McLennan Cos., Inc.	398,566	45,715,520
Travelers Cos., Inc.	329,382	35,635,838
		$177,644,208
Machinery & Tools – 4.5%
Eaton Corp. PLC	309,687	$31,597,365
Illinois Tool Works, Inc.	229,335	44,309,815
Trane Technologies PLC	187,846	22,776,327
		$98,683,507
Major Banks – 6.8%
Goldman Sachs Group, Inc.	164,649	$33,089,509
JPMorgan Chase & Co.	867,110	83,476,680
PNC Financial Services Group, Inc.	192,214	21,126,241
State Street Corp.	206,463	12,249,450
		$149,941,880
Medical & Health Technology & Services – 0.9%
McKesson Corp.	132,011	$19,660,398
Medical Equipment – 9.4%
Abbott Laboratories	336,709	$36,644,040
Boston Scientific Corp. (a)	452,694	17,297,438
Danaher Corp.	205,962	44,349,797
Medtronic PLC	629,169	65,383,243
Thermo Fisher Scientific, Inc.	101,036	44,609,415
		$208,283,933
Other Banks & Diversified Financials – 5.4%
American Express Co.	205,181	$20,569,395
Citigroup, Inc.	826,154	35,615,499
Moody's Corp.	47,892	13,881,496

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Truist Financial Corp.	553,842	$21,073,688
U.S. Bancorp	799,529	28,663,115
		$119,803,193
Pharmaceuticals – 8.0%
Johnson & Johnson	609,185	$90,695,463
Merck & Co., Inc.	396,715	32,907,509
Pfizer, Inc.	1,124,460	41,267,682
Roche Holding AG	34,333	11,747,511
		$176,618,165
Railroad & Shipping – 2.3%
Canadian National Railway Co.	147,359	$15,687,839
Union Pacific Corp.	173,140	34,086,072
		$49,773,911
Real Estate – 0.4%
Public Storage, Inc., REIT	37,997	$8,462,692
Specialty Chemicals – 0.7%
DuPont de Nemours, Inc.	298,575	$16,564,941
Specialty Stores – 1.1%
Lowe's Cos., Inc.	144,075	$23,896,280
Telephone Services – 0.5%
Verizon Communications, Inc.	183,677	$10,926,945
Tobacco – 0.5%
Philip Morris International, Inc.	146,248	$10,967,138
Utilities - Electric Power – 7.2%
American Electric Power Co., Inc.	239,114	$19,542,787
Dominion Energy, Inc.	397,419	31,368,282
Duke Energy Corp.	602,320	53,341,459
Southern Co.	738,279	40,029,487
Xcel Energy, Inc.	207,348	14,309,086
		$158,591,101
Total Common Stocks		$2,188,615,015
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 0.1% (v)	22,141,082	$22,141,082

Other Assets, Less Liabilities – 0.1%		3,116,089
Net Assets – 100.0%		$2,213,872,186
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $22,141,082 and $2,188,615,015, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,037,958,923	$—	$—	$2,037,958,923
Switzerland	55,964,058	—	—	55,964,058
United Kingdom	12,258,769	30,756,599	—	43,015,368
Canada	23,103,195	—	—	23,103,195
Netherlands	20,300,846	—	—	20,300,846
France	8,272,625	—	—	8,272,625
Mutual Funds	22,141,082	—	—	22,141,082
Total	$2,179,999,498	$30,756,599	$—	$2,210,756,097
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$25,583,427	$398,549,992	$401,982,816	$(9,521)	$—	$22,141,082
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$148,550	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.